Condensed Consolidated Balance Sheets Components - Other Non-current Assets (FY) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Escrow funds		$ 0	$ 336,055		$ 0
Prepaid expenses		207,771	145,424		51,193
Notes receivable			107,597		0
Strategic investments		117,220	102,220	$ 50,000	42,087
Other non-current assets		176,613	29,616		17,478
Total other non-current assets	[1]	$ 924,277	$ 720,912		$ 110,758

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.